Summary Of Significant Accounting And Reporting Policies (Details) $ in Millions	12 Months Ended
	Dec. 31, 2015 USD ($) branch	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Mar. 31, 2015 USD ($)
Condensed Financial Statements, Captions [Line Items]
Threshold Period Past Due for Write-off of Financing Receivable	30 days
Gain on Divestiture of Business, net of tax	$ 5.8
Other Real Estate, Foreclosed Assets, and Repossessed Assets	$ 6.5	$ 8.2
Amount of tax benefit that is greater than	50.00%
Investments in affordable housing limited partnerships	$ 0.5	0.9
Cash paid for interest	11.8	12.1	$ 13.4
Income taxes paid	$ 26.3	$ 23.0	$ 16.6
Held-to-maturity Securities, Transferred Security, at Carrying Value				$ 83.4
City National
Condensed Financial Statements, Captions [Line Items]
Number of offices | branch	85
Residential Real Estate
Condensed Financial Statements, Captions [Line Items]
Threshold Period Past Due for Write-off of Financing Receivable	120 days
Commercial Industrial Loans And Commercial Real Estate [Member]
Condensed Financial Statements, Captions [Line Items]
Threshold Period Past Due for Write-off of Financing Receivable	120 days
Consumer Loan
Condensed Financial Statements, Captions [Line Items]
Threshold Period Past Due for Write-off of Financing Receivable	120 days